Convertible Debentures (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Fair Value Assumptions of Conversion Features

The fair value of the conversion features was determined based on the Black-Scholes Option Pricing Model using the following weighted average assumptions:

2020
Risk-free interest rate	0.13%
Expected life (years)	1.01
Expected volatility	228%
Dividend yield	0%

Schedule of Convertible Debt and Embedded Derivative Conversion

A continuity of convertible debt and the embedded derivative conversion feature for the year ended December 31, 2021 is as follows:

	Host debt instrument	Embedded conversion feature	Total
Balance, January 1, 2020	$48,033	$79,458	$127,491
Extinguished during the period	(60,213)	(30,051)	(90,264)
Re-issued during the period	120,295	-	120,295
Allocated to derivative	(120,295)	120,295	-
Accretion	34,586	-	34,586
Change in fair value of derivative	-	(81,713)	(81,713)
Conversion	(9,870)	(7,647)	(17,517)
Foreign currency translation change	(1,509)	-	(1,509)
Balance, December 31, 2020	11,027	80,342	91,369
Accretion	19,943	-	19,943
Conversion	(30,970)	(80,342)	(111,312)
Balance, December 31, 2021	$-	$-	$-